CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Millions	Total	IFRS 17 Adjustments	IFRS 9 Adjustments	Common shares	Total shareholders' equity	Issued capital	Issued capital Preferred shares and other equity instruments	Issued capital Common shares	Contributed surplus	Retained earnings	Retained earnings IFRS 17 Adjustments	Retained earnings IFRS 9 Adjustments	Retained earnings Preferred shares and other equity instruments	Retained earnings Common shares	Accumulated other comprehensive income (loss), net of taxes	Accumulated other comprehensive income (loss), net of taxes IFRS 9 Adjustments	Participating account	Participating account IFRS 17 Adjustments	Participating account IFRS 9 Adjustments	Non-controlling interests
Balance, beginning of year (Previously stated) at Dec. 31, 2021	$ 28,073									$ 14,713					$ 986		$ 1,700
Balance, beginning of year (Increase (decrease) due to changes in accounting policy required by IFRSs) at Dec. 31, 2021		$ (11,055)	$ 4,007								$ (7,114)							$ (1,907)
Balance, beginning of year (Classification overlay) at Dec. 31, 2021			$ 397							2,873					(116)		397
Balance, beginning of year (Currently Stated, Due To Changes In Accounting Policy) at Dec. 31, 2021										10,472					870		190
Balance, beginning of year at Dec. 31, 2021	22,206							$ 8,305	$ 71											$ 59
Changes in equity [abstract]
Stock options exercised				$ 6				6	0
Common shares purchased for cancellation				0				0		0
Share-based payments									19
Net income (loss)	3,080									2,941							83			56
Dividends on shares													$ (70)	$ (1,614)
Transfer to (from) within equity										0					0
Changes attributable to acquisition										0
Total other comprehensive income (loss) for the year	(711)				$ (710)										(710)		(5)			4
Additional contribution																				2
Distribution to non-controlling interests																				(31)
Balance, end of year (Previously stated) at Dec. 31, 2022						$ 25,211	$ 2,239			11,729					160		1,837			90
Balance, end of year (Increase (decrease) due to changes in accounting policy required by IFRSs) at Dec. 31, 2022												$ (553)			553	$ 553			$ 2
Balance, end of year (Currently Stated, Due To Changes In Accounting Policy) at Dec. 31, 2022										11,176					713		270
Balance, end of year at Dec. 31, 2022	22,887				22,529		2,239	8,311	90	11,729					160		268			90
Changes in equity [abstract]
Stock options exercised				56				56	(7)
Common shares purchased for cancellation				$ (40)				(40)		(146)
Share-based payments									11
Net income (loss)	3,469									3,165							178			126
Dividends on shares													$ (79)	$ (1,762)
Transfer to (from) within equity										(37)					37
Changes attributable to acquisition										(160)
Total other comprehensive income (loss) for the year	21				15										15		9			(3)
Additional contribution																				0
Distribution to non-controlling interests																				(52)
Balance, end of year at Dec. 31, 2023	$ 24,200				$ 23,582	$ 21,343	$ 2,239	$ 8,327	$ 94	$ 12,157					$ 765		$ 457			$ 161